Related party transactions - Schedule of significant related party transactions (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue derived from related parties	¥ 29,900,069	¥ 32,910,229	¥ 108,214,768
Fee paid to related parties	361,806,614	441,698,772	720,460,329
Equity method investees talent agencies [Member]
Related Party Transaction [Line Items]
Other revenue derived from related parties		204,533
Fee paid to related parties	361,296,329	435,496,349	715,473,955
Tencent Group [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	510,285	6,202,423	4,986,374
Purchased from related parties	304,500,878	75,528,302	112,354,423
Live Streaming Revenue [Member] | Equity method investees talent agencies [Member]
Related Party Transaction [Line Items]
Revenue derived from related parties		23,679,248	78,933,963
Advertisement Revenue [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Revenue derived from related parties	17,190,776	743,697	2,699,737
Bandwidth Fees [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	240,737,980	212,785,773	230,752,735
Others [Member]
Related Party Transaction [Line Items]
Other revenue derived from related parties	12,709,293	8,487,284	26,581,068
Others [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Other revenue derived from related parties	12,709,293	8,282,751	26,581,068
Payment handling fees [Member] | Tencent Group [Member]
Related Party Transaction [Line Items]
Fee paid to related parties	¥ 33,693,357	¥ 36,033,966	¥ 29,546,113